Annual Operating Expenses - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - Fidelity Series Emerging Markets Debt Fund - Fidelity Series Emerging Markets Debt Fund
Mar. 01, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none